Trade and Other Receivables	12 Months Ended
Dec. 31, 2023
Trade and Other Receivables [Line Items]
Trade and Other Receivables
16.
Trade and Other Receivables

Trade and Other Receivables of the Group are composed of the following:

	2023	2022
Trade receivables	319,921	218,922
Loss allowance	(459)	(280)
Trade receivables net	319,462	218,642
Advances and other receivables	43,912	21,804
Total	363,374	240,446

Trade Receivables represent uncollateralized gross amounts due from acquirers, processors, merchants and preferred suppliers for services performed that will be collected in less than one year. As a result, they are classified as current. No financial assets are past due. All Trade and other receivables have been assigned in “normal” credit risk rating which applies to financial assets for which a significant increase in credit risk has not occurred since initial recognition.

Impairment losses

The following table presents the evolution of the Group’s loss allowance:

	2023	2022
As of January 1	(280)	(322)
(Increase) / Decrease in loss allowance for trade receivables	(318)	42
Write-off	139	—
As of December 31	(459)	(280)
Net impairment (loss)/gain for trade receivables	(318)	42

As discussed in Note 2.5 Financial instruments-initial recognition and subsequent measurement, the Group applies the simplified approach to determine expected credit losses on trade receivables.

To measure expected credit losses, trade and other receivables were grouped based on shared credit risk characteristics. Specially, these assets are grouped based on days past due (ranging from 0-30 days since other material buckets of the outstanding receivables).

Expected loss rates are based on the payment profiles of debtors over a 48 month period preceding the year end and corresponding credit losses experienced during such period. The historical loss rate is adjusted to reflect current and forward-looking information based on credit risk ratings of the countries in which the Group sells its services. On that basis, the expected credit loss rate of the 0-30 past due bucket was determined at 0.2% for the years ended December 31, 2023 and December 31, 2022.

Advances and other receivables include payments made in advance as well as tax credits.

For further information refer to Note 30: Financial risk management - Impairment of financial assets.